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                                                                    1933 Act
                                                                    Rule 497(j)

                                                                    VIA EDGAR

July 23, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Phoenix Life Insurance Company ("PLIC")
    Phoenix Life Variable Universal Life Account - Phoenix Joint Edge(R) VUL File Nos. 333-149636 and 811-04721
    Registration Statement on Form N-6

To the Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information being used in connection with the public offering of the above referenced variable life insurance product do not differ from those contained in Pre-Effective Amendment No. 1 to the Registration Statement filed on
July 11, 2008. The public offering made pursuant to this Registration Statement commenced on July 21, 2008.

Please direct any questions regarding this filing to the undersigned at (860) 403-5685.

Very truly yours,

/s/ Mary K. Johnson
-----------------------------------
Mary K. (Kate) Johnson
Second Vice President
Life and Annuity, SEC Compliance
Phoenix Life Insurance Company